Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Common stock, par value
Common stock, shares authorized	4,500,000	4,500,000
Common stock, shares issued	1,812,662	1,800,000
Common stock, shares outstanding	1,812,662	1,800,000
Series A Preferred stock
Preferred stock, liquidation value per share	$ 1,000	$ 1,000
Preferred stocks, shares authorized (5% for Series A and C, 9% for Series B, 1% for Series D)	0.05	0.05
Preferred stock, shares issued	1,635	1,635
Preferred stock, shares outstanding	1,635	1,635
Series B Preferred stock
Preferred stock, liquidation value per share	$ 1,000	$ 1,000
Preferred stocks, shares authorized (5% for Series A and C, 9% for Series B, 1% for Series D)	0.09	0.09
Preferred stock, shares issued	82	82
Preferred stock, shares outstanding	82	82
Series C Preferred stock
Preferred stock, liquidation value per share	$ 1,000	$ 1,000
Preferred stocks, shares authorized (5% for Series A and C, 9% for Series B, 1% for Series D)	0.05	0.05
Preferred stock, shares issued	1,744	1,744
Preferred stock, shares outstanding	1,744	1,744
Series D Preferred stock
Preferred stock, liquidation value per share	$ 1,000	$ 1,000
Preferred stocks, shares authorized (5% for Series A and C, 9% for Series B, 1% for Series D)	0.01	0.01
Preferred stock, shares issued	4,621	4,621
Preferred stock, shares outstanding	4,621	4,621